Vessel Revenue and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Revenue and Voyage Expenses [Abstract]
Revenue from Spot Charters and Time Charters
The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Vessel revenues from spot charters, net of commissions	3,030	-	-
Vessel revenues from time charters, net of commissions	152,489	164,881	107,036
Total	155,519	164,881	107,036

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2025, 2024 and 2023 were:

Customer	2025	2024	2023
A	32%	34%	28%
B	20%	22%	25%
C	17%	-	-
D	13%	12%	18%
E	-	-	12%
Total	82%	68%	83%

Voyage Expenses from Spot Charters and Time Charters
The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Voyage expenses from spot charters	1,564	-	-
Voyage expenses from time charters	3,960	3,297	2,851
Total	5,524	3,297	2,851